Consolidated Statement of Cash Flows (USD $)	9 Months Ended		12 Months Ended		36 Months Ended	45 Months Ended
	May 31, 2012	May 31, 2011	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	May 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (1,461,035)	$ (776,567)	$ (951,783)	$ (544,891)	$ (1,742,597)	$ (3,203,632)
Adjustments to reconcile net loss to net cash used by operating activities:
Stock issued as Compensation to Employees	19,506	203	362	128,094	204,923	224,429
Stock issued to Prepay Expenses				179,836
Stock issued as Compensation to Consultants	175,801	19	19		200,019	375,820
Change in operating assets and liabilities:
(Increase) Decrease in Trade Accounts Receivable	867	(5,395)	(3,135)		(3,135)	(2,268)
(Increase) Decrease in Inventory	(8,471)	(7,986)	(7,986)		(7,986)	(16,457)
(Increase) Decrease in Employee Receivable		(2,952)	(2,953)	(1,396)	(4,349)	(4,349)
Increase (Decrease) in Accounts Payable	39,630	(3,405)	6,222		27,567	67,194
(Increase) Decrease in Due from Other
(Increase) Decrease in Prepaid Expenses	59,500	(6,995)	10,100	18,990	(72,500)	(13,000)
(Increase) Decrease in Due from Affiliate	(52,940)					(52,940)
(Increase) Decrease in Deposits	(661)	1,059	1,059	(800)		(661)
Increase (Decrease) in amortization of intangibles	16,667					16,667
Increase (Decrease) in Accrued Expenses	23,113	(89,630)	(60,889)	(1,059)	67,205	90,318
(Increase) Decrease on gain realized on cancellation of stock	(86,750)					(86,750)
Increase (Decrease) in Loss on Impairment of Intangible Assets	683,333					683,333
Net Cash Provided by (Used in) Operating Activities	(591,440)	(891,649)	(1,008,984)	(221,226)	(1,330,853)	(1,922,296)
CASH FLOWS FROM INVESTING ACTIVITIES
(Increase) Decrease in Property and equipment additions (net)	6,388	(17,471)	(17,293)		(17,293)	(10,905)
Net cash Provided by (Used in) Investing Activities	6,388	(17,471)	(17,293)		(17,293)	(10,905)
CASH FLOWS FROM FINANCING ACTIVITIES
(Increase) Decrease in Goodwill from acquisition		(405,000)	(405,000)		(405,000)	(405,000)
Stock issued in Payment of Debt	73,848	637	780		780	74,628
Increase (Decrease) in Common stock issued for cash		2,217	2,217	500	3,717	3,717
(Increase) Decrease in Intangible Assets (net)	582	(2,024)	(1,828)		(1,828)	(1,246)
Increase (Decrease) in Common stock issued for expenses	96,920	55	55		55	96,975
Increase (Decrease) in Due to Affiliate		58,000	8,000		8,000	8,000
Increase (Decrease) in Due to Shareholder
Increase (Decrease) in Notes Payable	57,602	97,329	124,918	156,567	281,485	339,087
Increase (Decrease) in Contributed Capital		259,058	259,058	14,618	274,161	274,161
Increase (Decrease) in Additional paid in Capital	326,858	954,575	1,081,772	49,500	1,230,680	1,557,538
Net Cash Provided by Financing Activities	55,810	964,847	1,035,386	221,185	1,357,464	1,947,860
Net Increase in Cash	(29,242)	55,727	43,695	(41)	43,901	14,659
Cash at Beginning of Period	43,901	209	209	250
Cash at End of Period	14,659	55,936	43,901	209	43,901	14,659
Supplemental Non-cash transactions information
Stock issued for rights to future revenue						$ 700,000